20 Financial instruments (Details 20) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Bond [Member] | Brazilian Real/U.S. Dollar Exchange Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	R$ (345,206)
Possible adverse gain (loss) -25%	(7,055,927)
Extreme adverse gain (loss) -50%	(14,111,853)
Braskem Idesa Borrowings [Member] | Brazilian Real/U.S. Dollar Exchange Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	(81,773)
Possible adverse gain (loss) -25%	(1,671,426)
Extreme adverse gain (loss) -50%	(3,342,851)
Braskem Idesa Borrowings [Member] | Libor Floating Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	(89,189)
Possible adverse gain (loss) -25%	(445,944)
Extreme adverse gain (loss) -50%	(891,887)
Export Prepayments [Member] | Brazilian Real/U.S. Dollar Exchange Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	(10,559)
Possible adverse gain (loss) -25%	(215,823)
Extreme adverse gain (loss) -50%	(431,647)
Export Prepayments [Member] | Libor Floating Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	(7,625)
Possible adverse gain (loss) -25%	(38,124)
Extreme adverse gain (loss) -50%	(76,248)
Investments [Member] | Brazilian Real/U.S. Dollar Exchange Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	(9,190)
Possible adverse gain (loss) -25%	(187,844)
Extreme adverse gain (loss) -50%	(375,688)
SACE [Member] | Brazilian Real/U.S. Dollar Exchange Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	(20,536)
Possible adverse gain (loss) -25%	(419,744)
Extreme adverse gain (loss) -50%	(839,487)
Dollar Put Option [Member] | Brazilian Real/U.S. Dollar Exchange Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	(9,931)
Possible adverse gain (loss) -25%	(478,958)
Extreme adverse gain (loss) -50%	(1,685,285)
Dollar Swap [Member] | Brazilian Real/U.S. Dollar Exchange Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	(4,033)
Possible adverse gain (loss) -25%	(82,372)
Extreme adverse gain (loss) -50%	(164,742)
Swap NCE [Member] | Brazilian Real/U.S. Dollar Exchange Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	(5,271)
Possible adverse gain (loss) -25%	(107,743)
Extreme adverse gain (loss) -50%	(215,486)
Dollar Swap x CDI [Member] | Brazilian Real/U.S. Dollar Exchange Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	(16,809)
Possible adverse gain (loss) -25%	(345,832)
Extreme adverse gain (loss) -50%	(691,949)
Financial Investments Abroad [Member] | Brazilian Real/U.S. Dollar Exchange Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	(45,323)
Possible adverse gain (loss) -25%	(926,395)
Extreme adverse gain (loss) -50%	(1,852,791)
Swaps [Member] | Libor Floating Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	(5,730)
Possible adverse gain (loss) -25%	37,283
Extreme adverse gain (loss) -50%	73,854
Export Credit Notes [Member] | CDI Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	12,982
Possible adverse gain (loss) -25%	(20,906)
Extreme adverse gain (loss) -50%	(41,331)
Debentures [Member] | CDI Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	5,778
Possible adverse gain (loss) -25%	(6,495)
Extreme adverse gain (loss) -50%	(13,154)
Debentures [Member] | IPCA Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Probable gain (loss)	11,644
Possible adverse gain (loss) -25%	(18,569)
Extreme adverse gain (loss) -50%	(37,943)
Financial Investments In Local Currency [Member] | CDI Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Possible adverse gain (loss) -25%	41,830
Extreme adverse gain (loss) -50%	83,679
FINAME [Member] | TLP Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Possible adverse gain (loss) -25%	(4)
Extreme adverse gain (loss) -50%	(7)
Leniency Agreement [Member] | Selic Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Possible adverse gain (loss) -25%	(53,042)
Extreme adverse gain (loss) -50%	R$ (106,946)